Note 16 - Derivative Financial Instruments (Details) - Derivatives Not Designated as Hedging Instruments by Account Type (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Interest rate swap contracts	$ 297,992	$ 697,889
Interest rate contracts	779	319,859
Total derivative liabilities	298,771	1,017,748
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Interest rate swap contracts	297,992	697,889
Interest rate contracts	$ 779	$ 319,859